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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-5340

Date of fiscal year end: April 30

Date of reporting period: June 30, 2005

Item 1. Proxy Voting Record.

Vote Summary Report
Jul 01, 2004 - Jun 30, 2005

Segall Bryant & Hamill Mid Cap Fund - R2F8084 *

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

10/28/04 - A	Affiliated Computer Services, Inc. *ACS*		008190100		09/17/04		6,475
	1	Elect Directors	For	For			Mgmt
	2	Approve Executive Incentive Bonus Plan	For	For			Mgmt

The performance measures included under the plan are appropriate for the company given its line of business, long-term strategic objectives, and industry-specific measures for assessing market competitiveness. Additionally, the plan is administered by a committee of independent outsiders who must certify attainment of these objective, measurable performance goals before cash awards are paid to participants. Moreover, preservation of the full deductibility of all compensation paid reduces the company's corporate tax obligation.

	3	Ratify Auditors	For	For			Mgmt

01/27/05 - A	Air Products & Chemicals, Inc. *APD*		009158106		11/30/04		4,650
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	For			Mgmt

02/08/05 - A	Andrew Corp. *ANDW*		034425108		12/10/04		17,625
	1	Elect Directors	For	For			Mgmt
	1.1	Elect Director T.A. Donahoe --- For
We recommend a vote FOR the directors.
	1.2	Elect Director R.E. Faison --- For
	1.3	Elect Director J.D. Fluno --- For
	1.4	Elect Director W.O. Hunt --- For
	1.5	Elect Director C.R. Nicholas --- For
	1.6	Elect Director R.G. Paul --- For
	1.7	Elect Director G.A. Poch --- For
	1.8	Elect Director A.F. Pollack --- For
	1.9	Elect Director G.O. Toney --- For
	2	Approve Executive Incentive Bonus Plan	For	For			Mgmt

The performance measures included under the plan are appropriate for the company given its line of business, long-term strategic objectives, and industry-specific measures for assessing market competitiveness. Additionally, the plan is administered by a committee of independent outsiders who must certify attainment of these objective, measurable performance goals before cash awards are paid to participants. Moreover, preservation of the full deductibility of all compensation paid reduces the company's corporate tax obligation.

	3	Approve Omnibus Stock Plan	For	For			Mgmt
V. Vote Recommendation The total cost of the company's plans of 4.93 percent is within the allowable cap for this company of 8.34 percent. Additionally, this plan expressly forbids repricing.
	4	Ratify Auditors	For	For			Mgmt
	5	Other Business	For	Against			Mgmt
As we cannot know the content of these issues, we do not recommend that shareholders approve this request.

09/18/04 - A	Biomet, Inc. *BMET*		090613100		07/21/04	3,950
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director M. Ray Harroff --- Withhold

We recommend a vote FOR the directors with the exceptions of insider Charles E. Niemier and affiliated outsider M. Ray Harroff. We recommend that shareholders WITHHOLD votes from M. Ray Harroff for standing as an affiliated outsider on the Nominating Committee and for failure to establish a majority independent board. We also recommend that shareholders WITHHOLD votes from Charles E. Niemier for failure to establish a majority independent board.

	1.2	Elect Director Jerry L. Miller --- For
	1.3	Elect Director Charles E. Niemier --- Withhold
	1.4	Elect Director L. Gene Tanner --- For
	2	Ratify Auditors	For	For		Mgmt

10/20/04 - S	Charles River Laboratories International, Inc. *CRL*		159864107		09/13/04	6,375
	1	Approve Merger Agreement	For	For		Mgmt

Conclusion: The success of the proposed transaction is highly dependent upon successful integration. We note that Charles River has a successful acquisition track record, which lessens the risk of unsuccessful integration. Although the offer is on the high-end based on four of the aforementioned six analyses performed by CSFB, the proposed deal has the potential to create an industry leader in the drug development industry. Given the potential benefits to shareholders and management's M&A track record, we believe the proposed transaction warrants shareholder support.

	2	Adjourn Meeting	For	Against		Mgmt
Once their votes have been cast, there is no justification for spending more money to continue pressing shareholders for more votes.

10/19/04 - A	Cintas Corp. *CTAS*		172908105		08/23/04	6,875
	1	Elect Directors	For	For		Mgmt
	2	Ratify Auditors	For	For		Mgmt
	3	Expense Stock Options	Against	For		ShrHoldr

In the absence of an accepted methodology with which to value the contingent cost of stock options, companies that have voluntarily expensed stock options have had flexibility in their selection of a specific valuation methodology. Opponents of option expensing argue that options are difficult to value and expensing options could add complexity and decrease transparency in financial reporting. However, given the fact that stock options have become an integral component of compensation, their value cannot be ignored and treated as "no-cost" compensation. We believe that stock options should be expensed along with other forms of compensation. Given that (1) many companies use stock options as a significant component of overall compensation, (2) the exercise of options result in a transfer of shareholder value, and (3) the contingent cost of options reduces earnings, we believe that options should be expensed along with all other forms of compensation to better reflect the company's true earnings and provide additional discipline against overuse.

	4	Report on Vendor Standards	For	For		ShrHoldr

In this case, we note that Cintas acknowledges the potential impact of these issues by working to create initiatives that actively address these concerns and increasing disclosure on its programs. Moreover, management support for this proposal is indicative of successful shareholder dialog resulting in a preemptive approach to issues that may impact the long-term value of the company's stock. Therefore, considering the format of the proposal, the enthusiastic support from management, and the potential benefits that can be derived from improving company policy and disclosure on this issue, ISS recommends support for this proposal.

01/20/05 - A	Family Dollar Stores, Inc. *FDO*		307000109		11/24/04	10,250
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Mark R. Bernstein --- Withhold

We recommend a vote FOR the directors with the exception of independent outsiders Mark R. Bernstein, James G. Martin and Sharon Allred Decker. We recommend that shareholders WITHHOLD votes from Mark R. Bernstein, James G. Martin and Sharon Allred Decker for the disconnect between company's stock performance and the CEO's compensation.

	1.2	Elect Director Sharon Allred Decker --- Withhold
	1.3	Elect Director Edward C. Dolby --- For
	1.4	Elect Director Glenn A. Eisenberg --- For
	1.5	Elect Director Howard R. Levine --- For
	1.6	Elect Director George R. Mahoney, Jr. --- For
	1.7	Elect Director James G. Martin --- Withhold
	2	Amend Stock Option Plan	For	For		Mgmt

                                                    V. Vote Recommendation        The total cost of the company's plans of 2.11 percent is within the allowable cap for this company of 10.53 percent.         ISS noted that the top five named executive officers received about 28 percent of the total stock options granted in fiscal 2004.

	3	Ratify Auditors	For	For		Mgmt

08/02/04 - A	Fisher Scientific International Inc. *FSH*		338032204		05/14/04	4,550
	1	Issue Shares in Connection with an Acquisition	For	For		Mgmt

Conclusion: At the core of this transaction is the strategic overlap between the companies, and the potential for enhanced growth, product development and cost efficiencies as a combined company. Given the strategic rationale, the fair value and the favorable market reaction, we would recommend voting in favor of this transaction.

	2	Elect Directors	For	For		Mgmt
	2.1	Elect Director Michael D. Dingman --- For
	2.2	Elect Director Charles A. Sanders M.D. --- For
	3	Ratify Auditors	For	For		Mgmt
	4	Adjourn Meeting	For	Against		Mgmt

Conclusion        In this case, shareholders already have enough information to make their vote decisions. Once their votes have been cast, there is no justification for spending more money to continue pressing shareholders for more votes.

02/15/05 - PC	Health Management Associates, Inc. *HMA*		421933102		12/20/04	8,850
Management Proxy (WHITE CARD)
	1	Elect Directors	For	For		Mgmt
	1.1	Elect Director William J. Schoen --- For
Therefore, ISS recommends voting FOR all directors.
	1.2	Elect Director Joseph V. Vumbacco --- For
	1.3	Elect Director Kent P. Dauten --- For
	1.4	Elect Director Donald E. Kiernan --- For
	1.5	Elect Director Robert A. Knox --- For
	1.6	Elect Director William E. Mayberry, M.D. --- For
	1.7	Elect Director William C. Steere, Jr. --- For
	1.8	Elect Director R.W. Westerfield, Ph.D. --- For
	2	Limit Outstanding Option Grants to Executive	Against	Against		ShrHoldr

ISS believes that setting senior executives' compensation is one of the board's primary responsibilities. The annual Compensation Committee report allows shareholders to review the board's compensation policies and to hold the board or committee members accountable for their actions. We believe that market forces and an accountable board are the best modulators of executive compensation levels. Moreover, setting an arbitrary limit on the number of unexercised stock options would provide an incentive for executives to immediately exercise options, which defeats the purpose of using options as a tool for long-term alignment with the company's performance. Therefore, we believe that this item does not warrant shareholder support.

	3	Policy Regarding Uninsured Low-Income and Insured Patients	Against	Against		ShrHoldr

ISS generally supports proposals that seek additional disclosure, as shareholders should be provided with sufficient information in key business areas to fully assess the risks associated with their investment, especially when such disclosure is consistent with the promotion of good corporate citizenship while enhancing long-term shareholder value. However, when evaluating resolutions that call for a more prescriptive action, ISS must balance the benefit of the recommended actions against the cost and impact that implementing new processes, standards, or policies may have on the company's operations. In this case, ISS notes that certain industry peers and competitors have developed policies that address concerns related to healthcare pricing for uninsured or impoverished patients. However, these policies may be best established by management after careful evaluation of the impact that such policies may have on the company's operations and shareholder value. ISS further notes that the company has developed certain programs, consistent the laws of the states in which the company operates that provides relief to uninsured or impoverished patients based on program guidelines. Therefore, while we believe that HMA could benefit from increased evaluation and disclosure on the topic of healthcare pricing for the uninsured, especially as the issue becomes a more prominent topic in legislative agencies and the public media, we do not believe support for the resolution is necessary at this time.

Dissident Proxy (WHITE CARD)
	1	Elect Directors (Opposition Slate)	For	None		Mgmt
	2	Limit Outstanding Option Grants to Executive	For	None		ShrHoldr
	3	Policy Regarding Uninsured Low-Income and Insured Patients	For	None		ShrHoldr

12/09/04 - A	Intuit Inc. *INTU*		461202103		10/11/04	7,985
	1	Elect Directors	For	For		Mgmt
	1.1	Elect Director Stephen M. Bennett --- For
	1.2	Elect Director Christopher W. Brody --- For
	1.3	Elect Director William V. Campbell --- For
	1.4	Elect Director Scott D. Cook --- For
	1.5	Elect Director L. John Doerr --- For
	1.6	Elect Director Donna L. Dubinsky --- For
	1.7	Elect Director Michael R. Hallman --- For
	1.8	Elect Director Dennis D. Powell --- For
	1.9	Elect Director Stratton D. Sclavos --- For
	2	Ratify Auditors	For	For		Mgmt
	3	Approve Omnibus Stock Plan	For	For		Mgmt
V. Vote Recommendation The total cost of the company's plans of 10.56 percent is within the allowable cap for this company of 12.53 percent. Additionally, this plan expressly forbids repricing.

08/20/04 - A	Microchip Technology, Inc. *MCHP*		595017104		06/25/04	8,225
	1	Elect Directors	For	For		Mgmt
	1.1	Elect Director Steve Sanghi --- For
	1.2	Elect Director Albert J. Hugo-Martinez --- For
	1.3	Elect Director L.B. Day --- For
	1.4	Elect Director Matthew W. Chapman --- For
	1.5	Elect Director Wade F. Meyercord --- For
	2	Amend Employee Stock Purchase Plan	For	For		Mgmt

ISS approves of this item because the plan complies with Section 423 of the Internal Revenue Code, the number of shares being added is relatively conservative, the offering period is reasonable, and there are limitations on participation.

	3	Approve Omnibus Stock Plan	For	For		Mgmt
V. Vote Recommendation The total cost of the company's plans of 11.43 percent is within the allowable cap for this company of 12.62 percent. Additionally, this plan expressly forbids repricing.

11/16/04 - A	Respironics, Inc. *RESP*		761230101		10/04/04	5,925
	1	Elect Directors	For	For		Mgmt
	2	Ratify Auditors	For	For		Mgmt

02/15/05 - A	Rockwell Collins, Inc. *COL*		774341101		12/17/04	7,000
	1	Elect Directors	For	For		Mgmt
	2	Ratify Auditors	For	For		Mgmt

10/28/04 - S	SouthTrust Corp.		844730101		09/21/04	11,100
	1	Approve Merger Agreement	For	For		Mgmt

07/21/04 - A	Spectrum Brands Inc *SPC*		755081106		06/01/04	12,650
	1	Elect Directors	For	For		Mgmt
	2	Approve Omnibus Stock Plan	For	For		Mgmt

                                                    V. Vote Recommendation        The total cost of the company's plans of 17.04 percent is within the allowable cap for this company of 19.72 percent. Additionally, this plan expressly forbids repricing.         ISS also noted that the named officers of the company received approximately 46 percent of the total equity grants in 2003 in the form of restricted stock and stock options.

	3	Ratify Auditors	For	For		Mgmt

11/05/04 - A	The Estee Lauder Companies Inc. *EL*		518439104		09/15/04	5,550
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Aerin Lauder --- Withhold

We recommend a vote FOR Lynn Forester de Rothschild but WITHHOLD votes from all the other nominees. We recommend that shareholders WITHHOLD votes from Richard D. Parsons for standing as an affiliated outsider on the Compensation and Nominating committees and for failure to establish a majority independent board. We also recommend that shareholders WITHHOLD votes from insiders Aerin Lauder and William P. Lauder for failure to establish a majority independent board.

	1.2	Elect Director William P. Lauder --- Withhold
	1.3	Elect Director Richard D. Parsons --- Withhold
	1.4	Elect Director Lynn F. De Rothschild --- For
	2	Ratify Auditors	For	For		Mgmt

02/17/05 - A	Varian Medical Systems Inc *VAR*		92220P105		12/20/04	7,225
	1	Elect Directors	For	For		Mgmt
	2	Approve Omnibus Stock Plan	For	For		Mgmt
V. Vote Recommendation The total cost of the company's plans of 11.47 percent is within the allowable cap for this company of 12.60 percent. Additionally, this plan expressly forbids repricing.
	3	Ratify Auditors	For	For		Mgmt

08/25/04 - A	Veritas Software Corp.		923436109		06/28/04	7,650
	1	Elect Directors	For	For		Mgmt
	1.1	Elect Director Michael Brown --- For
We recommend a vote FOR the directors.
	1.2	Elect Director Kurt J. Lauk --- For
	1.3	Elect Director Fred van den Bosch --- For
	2	Amend Stock Option Plan	For	For		Mgmt
V. Vote Recommendation The total cost of the company's plans of 8.12 percent is within the allowable cap for this company of 12.65 percent. Additionally, this plan expressly forbids repricing.
	3	Ratify Auditors	For	For		Mgmt

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, Principal Executive Officer

Date 7/28/05
* Print the name and title of each signing officer under his or her signature.